VIE and Other Finance Receivables, net of Allowance for Losses (Details 2) (Predecessor, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Encumbrances on financing receivable
Total VIE finance receivables, net of allowances				$ 15
Long-term presettlement facility
Encumbrances on financing receivable
Amount of debt	45,100	45,100
Long-term facility
Encumbrances on financing receivable
Amount of debt	2,400	2,400
VIE and Other Finance Receivables, net
Encumbrances on financing receivable
Total VIE finance receivables, net of allowances	117,963	128,737		126,312
Not encumbered	15,542	21,616		31,248
Finance receivables, net	133,505	150,353	153,194	157,560
VIE and Other Finance Receivables, net | VIE securitization debt
Encumbrances on financing receivable
Total VIE finance receivables, net of allowances	79,193	80,826		84,218
VIE and Other Finance Receivables, net | Credit facility
Encumbrances on financing receivable
Finance receivables, net	45,534		54,185
VIE and Other Finance Receivables, net | Long-term presettlement facility
Encumbrances on financing receivable
Total VIE finance receivables, net of allowances	12,775	19,389		31,801
Maximum borrowing capacity		45,100		45,100
VIE and Other Finance Receivables, net | Long-term facility
Encumbrances on financing receivable
Total VIE finance receivables, net of allowances	2,532	2,663
Maximum borrowing capacity		2,400
Peach One | Credit facility
Encumbrances on financing receivable
Maximum borrowing capacity	40,000	40,000		40,000
Peach One | VIE and Other Finance Receivables, net | Credit facility
Encumbrances on financing receivable
Total VIE finance receivables, net of allowances	$ 23,463	$ 25,859		$ 10,278